EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EARNINGS (LOSS) PER SHARE
Schedule of reconciliation of net income (loss) and weighted average common shares outstanding for purposes of calculating basic and diluted net income (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2014	2013	2014	2013
Basic:
Numerator:
Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Basic - weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692

Basic EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)

Diluted:
Numerator:

Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692
Effect of Dilutive Securities:
Stock options	—	—	—	—
	21,957,167	21,832,831	21,956,804	21,805,692

Diluted EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)

	December 31,
	2013	2012	2011

Numerator:
Net income (loss)	$(6,316,041)	$15,671,879	$10,833,215

Denominator:
Basic - weighted average common shares outstanding	21,841,582	21,513,638	21,215,800

Effect of Dilutive Securities:
Stock options	—	384,738	332,601
	21,841,582	21,898,376	21,548,401

Basic net income (loss) per share	$(0.29)	$0.73	$0.51
Diluted net income (loss) per share	$(0.29)	$0.72	$0.50